Inventories, Net	12 Months Ended
Mar. 31, 2026
Inventories, Net [Abstract]
INVENTORIES, NET

NOTE 5 — INVENTORIES, NET

Inventories consist of finished goods held for different sub-projects and customer orders, including robotics equipment sourced for a project with a Korean customer, for which the related revenue has not yet been recognized. The movement of inventories is as follows:

	March 31, 2026	March 31, 2025
Finished goods	$1,143,075	$130,809
Less: allowance for impairment inventories	(321,949)	(130,809)
Ending balance	$821,126	$—

Allowance for impaired inventories was as follows:

	March 31, 2026	March 31, 2025
Balance at beginning of the year	$130,809	$131,468
Provision	209,277	—
Written off	(30,232)
Exchange adjustment	12,095	(659)
Ending balance	$321,949	$130,809